Offerings - Offering: 1	Nov. 15, 2024 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 457,100,086.68
Fee Rate	0.01531%
Amount of Registration Fee	$ 69,982.02
Offering Note
(i)	Title of each class of securities to which transaction applies:
Common Stock, par value $0.001 per share, of the Registrant (each, a “Share” and collectively, the “Shares”).

(ii)	Aggregate number of securities to which transaction applies:
As of the close of business on November 12, 2024, the maximum number of Shares to which this transaction applies is estimated to be 10,334,796, which consists of (a) 9,342,866 outstanding Shares; (b) 573,953 Shares underlying outstanding stock options (the “Options”), with exercise prices below $45.00 per Share; (c) 336,505 Shares underlying outstanding restricted stock units (the “RSUs”); and (d) 81,472 Shares underlying outstanding performance-based restricted stock unit awards (the “PSUs”).

(iii)	Per unit price of other underlying value of transaction computed pursuant to Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”):
Solely for the purpose of calculating the filing fee pursuant to Exchange Act Rule
0-11(c),
the underlying value of the transaction was calculated based on the sum of (a) the product of 9,342,866 outstanding Shares and the per share merger consideration of $45.00; (b) the product of 573,953 Shares subject to outstanding Options and $31.12 (which is the difference between the per share merger consideration of $45.00 and the weighted average exercise price of $13.88 for the outstanding Options); (c) the product of 336,505 Shares subject to outstanding RSUs and the per share merger consideration of $45.00; and (d) the product of 81,472 Shares subject to outstanding PSUs (which assumes maximum performance solely for purposes of calculating the filing fee pursuant to Exchange Act Rule 0-11(c)) and the per share merger consideration of $45.00 (such sum of the foregoing (a) through (d), the “Total Consideration”). Pursuant to Exchange Act Rule
0-11(c)
and Section 14(g) of the Exchange Act, the filing fee equals the product of 0.00015310 multiplied by the Total Consideration.